Deferred taxation	12 Months Ended
Dec. 31, 2017
Disclosure of deferred taxes [text block]
11.	Deferred taxation

$000	Note	Dec 31, 2017	Dec 31, 2016
Deferred tax is calculated on temporary differences under the liability method using a tax rate of 30% in respect of the Malian operations and 25% in respect of the Ivorian operations.
The movement on deferred taxation is as follows:
At the beginning of the year		42,386	35,548
Statement of comprehensive income charge	4	10,395	6,838
At the end of the year		52,781	42,386

Deferred taxation assets and liabilities comprise the following:
Accelerated tax depreciation		52,181	41,786
Deferred stripping		600	600
Deferred taxation liability		52,781	42,386
Net deferred tax liability		52,781	42,386

There is no deferred tax on other comprehensive income items. There are no unrecognized deferred tax liabilities in respect of undistributed profits.

Kibali Jersey Limited [member]
Disclosure of deferred taxes [text block]
10. DEFERRED TAXATION

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Deferred taxation is calculated on temporary differences under the liability method using a tax rate of 30% in respect of the DRC operations.
The movement on deferred taxation is as follows:
At the beginning of the year	(11,096)	(41,926)	(32,463)
Statement of comprehensive income charge	54,333	30,830	(9,463)
At the end of the year	43,237	(11,096)	(41,926)

Deferred taxation comprise the following:
Tax losses carried forward attributable to accelerated capital allowances	520,526	359,449	292,981
Accelerated capital allowances	(477,289)	(370,545)	(334,907)
Net deferred taxation asset/(liability)	43,237	(11,096)	(41,926)